Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
EOS ENERGY STORAGE, LLC [Member]
Schedule of future minimum lease commitments
	Operating	Capital
Remainder of 2020	$167	$4
2021	685	15
2022	755	6
2023	825	—
2024	895	—
Later years	1,644	—
Total minimum lease payments	$4,971	$25
Less amounts representing interest		3
Present value of minimum lease payments		$22

	Operating	Capital
2020	$614	$13
2021	685	13
2022	755	4
2023	825	—
2024	895	—
Later years	1,644	—
Total minimum lease payments	$5,418	$30
Less amounts representing interest		5
Present value of minimum lease payments		$25